Fair Value Option	12 Months Ended
Dec. 31, 2014
Fair Value Option [Abstract]
Fair Value, Option
Fair Value Option
Loans and Loan Commitments
The Corporation elects to account for certain commercial loans and loan commitments that exceed the Corporation’s single name credit risk concentration guidelines under the fair value option. Lending commitments, both funded and unfunded, are actively managed and monitored and, as appropriate, credit risk for these lending relationships may be mitigated through the use of credit derivatives, with the Corporation’s public side credit view and market perspectives determining the size and timing of the hedging activity. These credit derivatives do not meet the requirements for designation as accounting hedges and therefore are carried at fair value with changes in fair value recorded in other income (loss). Electing the fair value option allows the Corporation to carry these loans and loan commitments at fair value, which is more consistent with management’s view of the underlying economics and the manner in which they are managed. In addition, election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the financial instruments at historical cost and the credit derivatives at fair value. The Corporation also elected the fair value option for certain loans held in consolidated VIEs. Of the changes in fair value of these loans, gains of $32 million, $148 million and $527 million were attributable to changes in borrower-specific credit risk in 2014, 2013 and 2012.
Loans Held-for-sale
The Corporation elects to account for residential mortgage LHFS, commercial mortgage LHFS and certain other LHFS under the fair value option with interest income on these LHFS recorded in other interest income. These loans are actively managed and monitored and, as appropriate, certain market risks of the loans may be mitigated through the use of derivatives. The Corporation has elected not to designate the derivatives as qualifying accounting hedges and therefore they are carried at fair value with changes in fair value recorded in other income (loss). The changes in fair value of the loans are largely offset by changes in the fair value of the derivatives. Of the changes in fair value of these loans, gains of $84 million, $225 million and $425 million were attributable to changes in borrower-specific credit risk in 2014, 2013 and 2012. Election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the financial instruments at the lower of cost or fair value and the derivatives at fair value. The Corporation has not elected to account for certain other LHFS under the fair value option primarily because these loans are floating-rate loans that are not hedged using derivative instruments.
Loans Reported as Trading Account Assets
The Corporation elects to account for certain loans that are held for the purpose of trading and risk-managed on a fair value basis under the fair value option. Of the changes in fair value of these loans, gains of $28 million and $56 million were attributable to changes in borrower-specific credit risk in 2014 and 2013. An immaterial portion of the changes in fair value of these loans was attributable to changes in borrower-specific credit risk in 2012.
Other Assets
The Corporation elects to account for certain private equity investments that are not in an investment company under the fair value option as this measurement basis is consistent with applicable accounting guidance for similar investments that are in an investment company. The Corporation also elects to account for certain long-term fixed-rate margin loans that are hedged with derivatives under the fair value option. Election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the financial instruments at historical cost and the derivatives at fair value.
Securities Financing Agreements
The Corporation elects to account for certain securities financing agreements, including resale and repurchase agreements, under the fair value option based on the tenor of the agreements, which reflects the magnitude of the interest rate risk. The majority of securities financing agreements collateralized by U.S. government securities are not accounted for under the fair value option as these contracts are generally short-dated and therefore the interest rate risk is not significant.
Long-term Deposits
The Corporation elects to account for certain long-term fixed-rate and rate-linked deposits that are hedged with derivatives that do not qualify for hedge accounting under the fair value option. Election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the financial instruments at historical cost and the derivatives at fair value. The Corporation did not elect to carry other long-term deposits at fair value because they were not hedged using derivatives.
Short-term Borrowings
The Corporation elects to account for certain short-term borrowings, primarily short-term structured liabilities, under the fair value option because this debt is risk-managed on a fair value basis.
The Corporation elects to account for certain asset-backed secured financings, which are also classified in short-term borrowings, under the fair value option. Election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the asset-backed secured financings at historical cost and the corresponding mortgage LHFS securing these financings at fair value.
Long-term Debt
The Corporation elects to account for certain long-term debt, primarily structured liabilities, under the fair value option. This long-term debt is either risk-managed on a fair value basis or the related hedges do not qualify for hedge accounting.
The table below provides information about the fair value carrying amount and the contractual principal outstanding of assets and liabilities accounted for under the fair value option at December 31, 2014 and 2013.

Fair Value Option Elections

	December 31
	2014			2013
(Dollars in millions)	Fair Value Carrying Amount	Contractual Principal Outstanding	Fair Value Carrying Amount Less Unpaid Principal	Fair Value Carrying Amount	Contractual Principal Outstanding	Fair Value Carrying Amount Less Unpaid Principal
Loans reported as trading account assets (1)	$4,607	$8,487	$(3,880)	$2,406	$4,541	$(2,135)
Trading inventory – other	6,865	n/a	n/a	5,475	n/a	n/a
Consumer and commercial loans	8,681	8,925	(244)	10,042	10,423	(381)
Loans held-for-sale	6,801	6,920	(119)	6,656	6,996	(340)
Securities financing agreements	97,539	97,234	305	95,156	94,890	266
Other assets	253	270	(17)	278	270	8
Long-term deposits	1,469	1,361	108	1,899	1,797	102
Unfunded loan commitments	405	n/a	n/a	354	n/a	n/a
Short-term borrowings	2,697	2,697	—	1,520	1,520	—
Long-term debt (2)	36,404	35,815	589	47,035	46,669	366

(1)
A significant portion of the loans reported as trading account assets are distressed loans which trade and were purchased at a deep discount to par, and the remainder are loans with a fair value near contractual principal outstanding.

(2)
Includes structured liabilities with a fair value of $35.3 billion and contractual principal outstanding of $34.6 billion at December 31, 2014 compared to $40.7 billion and $39.7 billion at December 31, 2013.

n/a = not applicable
The table below provides information about where changes in the fair value of assets and liabilities accounted for under the fair value option are included in the Consolidated Statement of Income for 2014, 2013 and 2012.

Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option

	2014
(Dollars in millions)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss)	Other Income (Loss)	Total
Loans reported as trading account assets	$(87)	$—	$—	$(87)
Trading inventory – other (1)	1,091	—	—	1,091
Consumer and commercial loans	(24)	—	69	45
Loans held-for-sale (2)	(56)	798	83	825
Securities financing agreements	(110)	—	—	(110)
Long-term deposits	23	—	(26)	(3)
Unfunded loan commitments	—	—	(64)	(64)
Short-term borrowings	52	—	—	52
Long-term debt (3)	239	—	407	646
Total	$1,128	$798	$469	$2,395

	2013
Loans reported as trading account assets	$83	$—	$—	$83
Trading inventory – other (1)	1,355	—	—	1,355
Consumer and commercial loans	(28)	(38)	240	174
Loans held-for-sale (2)	7	966	75	1,048
Securities financing agreements	(80)	—	—	(80)
Other assets	—	—	(77)	(77)
Long-term deposits	30	—	84	114
Asset-backed secured financings	—	(91)	—	(91)
Unfunded loan commitments	—	—	180	180
Short-term borrowings	(70)	—	—	(70)
Long-term debt (3)	(602)	—	(649)	(1,251)
Total	$695	$837	$(147)	$1,385

	2012
Loans reported as trading account assets	$232	$—	$—	$232
Trading inventory – other (1)	659	—	—	659
Consumer and commercial loans	17	—	542	559
Loans held-for-sale (2)	75	3,048	190	3,313
Securities financing agreements	(90)	—	—	(90)
Other assets	—	—	12	12
Long-term deposits	—	—	29	29
Asset-backed secured financings	—	(180)	—	(180)
Unfunded loan commitments	—	—	704	704
Short-term borrowings	1	—	—	1
Long-term debt (3)	(1,888)	—	(5,107)	(6,995)
Total	$(994)	$2,868	$(3,630)	$(1,756)

(1)	The gains (losses) in trading account profits (losses) are primarily offset by gains (losses) on trading liabilities that hedge these assets.

(2)	Includes the value of interest rate lock commitments on loans funded, including those sold during the period.

(3)
The majority of the net gains (losses) in trading account profits (losses) relate to the embedded derivative in structured liabilities and are offset by gains (losses) on derivatives and securities that hedge these liabilities. The net gains (losses) in other income (loss) relate to the impact on structured liabilities of changes in the Corporation’s credit spreads.